Loss per Share (Tables)	12 Months Ended
Dec. 31, 2020
Loss per share
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

	For the Year Ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
	(In thousands,	(In thousands,	(In thousands,	(In thousands,
	except	except	except	except
	for share	for share	for share	for share
	and per	and per	and per	and per
	share data)	share data)	share data)	share data)
Numerator:
Net loss	(164,615)	(451,760)	(304,147)	(46,613)
Numerator for basic and diluted net loss per share	(164,615)	(451,760)	(304,147)	(46,613)
Denominator:
Weighted average number of ordinary shares	417,315,644	420,575,827	423,096,353	423,096,353
Denominator for basic and diluted net loss per share	417,315,644	420,575,827	423,096,353	423,096,353
Net loss per ordinary share:
Basic and diluted	(0.39)	(1.07)	(0.72)	(0.11)